Intangibles and other assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangibles and other assets [Text Block]

12. Intangibles and other assets

Intangibles and other assets of $52,453 (December 31, 2022 - $49,841) includes $48,428 of other assets (December 31, 2022 - $45,074) and $4,025 of intangibles (December 31, 2022 - $4,767).

Other assets represent the carrying value of certain future community costs that relate to agreements with communities near the Peru operations which allow Hudbay to extract or explore minerals over the useful life of Peru operations. The liability remaining for these costs is recorded in agreements with communities recorded at amortized cost (note 17). Amortization of the carrying amount is recorded in the consolidated income statements within other expenses (note 7e) or exploration expenses, depending on the nature of the agreement.

Intangibles mainly represent computer software costs. The following table summarizes changes in intangibles:

	Dec. 31, 2023	Dec. 31, 2022
Cost
Balance, beginning of year	$23,773	$24,768
Additions	514	169
Disposals	(3,432)	(1,553)
Effects of movement in exchange rates	351	389
Balance, end of year	21,206	23,773

Accumulated amortization
Balance, beginning of year	19,006	18,870
Depreciation for the year	636	1,057
Disposals	(2,750)	(1,274)
Effects of movement in exchange rates	289	353
Balance, end of year	17,181	19,006
Intangibles, net book value	$4,025	$4,767